Segments of Business and Geographic Areas (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 29, 2013		Sep. 29, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 30, 2012		Sep. 30, 2012		Jul. 01, 2012		Apr. 01, 2012		Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Sales by segment of business
Total	$ 18,355	[1]	$ 17,575	[2]	$ 17,877	[3]	$ 17,505	[4]	$ 17,558	[5]	$ 17,052	[6]	$ 16,475	[7]	$ 16,139	[8]	$ 71,312	$ 67,224	$ 65,030
United States [Member]
Sales by segment of business
Total																	31,910	29,830	28,908
Consumer [Member]
Sales by segment of business
Total																	14,697	14,447	14,883
Total	3,753	[1]	3,611	[2]	3,658	[3]	3,675	[4]	3,652	[5]	3,581	[6]	3,619	[7]	3,595	[8]
Consumer [Member] | United States [Member]
Sales by segment of business
Total																	5,162	5,046	5,151
Consumer [Member] | International [Member]
Sales by segment of business
Total																	9,535	9,401	9,732
Pharmaceutical [Member]
Sales by segment of business
Total																	28,125	25,351	24,368
Total	7,296	[1]	7,036	[2]	7,025	[3]	6,768	[4]	6,525	[5]	6,402	[6]	6,291	[7]	6,133	[8]
Pharmaceutical [Member] | United States [Member]
Sales by segment of business
Total																	13,948	12,421	12,386
Pharmaceutical [Member] | International [Member]
Sales by segment of business
Total																	14,177	12,930	11,982
Medical Devices and Diagnostics [Member]
Sales by segment of business
Total																	28,490	27,426	25,779
Total	7,306	[1]	6,928	[2]	7,194	[3]	7,062	[4]	7,381	[5]	7,069	[6]	6,565	[7]	6,411	[8]
Medical Devices and Diagnostics [Member] | United States [Member]
Sales by segment of business
Total																	12,800	12,363	11,371
Medical Devices and Diagnostics [Member] | International [Member]
Sales by segment of business
Total																	$ 15,690	$ 15,063	$ 14,408

[1]	The fourth quarter of 2013 includes after-tax charges of $227 million from net litigation expense, $110 million from Synthes integration/transaction costs, $294 million from impairment of in-process research and development, $118 million associated with the DePuy ASR™ Hip program and a $707 million tax benefit associated with Scios Inc.
[2]	The third quarter of 2013 includes after-tax charges of $720 million from net litigation expense, $103 million from Synthes integration/transaction costs, $126 million from impairment of in-process research and development and $31 million associated with the DePuy ASR™ Hip program.
[3]	The second quarter of 2013 includes after-tax charges of $308 million from net litigation expense, $87 million from Synthes integration/transaction costs and $61 million associated with the DePuy ASR™ Hip program
[4]	The first quarter of 2013 includes after-tax charges of $183 million from Synthes integration/transaction costs, $391 million from net litigation expense and $42 million from impairment of in-process research and development, and $30 million associated with the DePuy ASR™ Hip program.
[5]	The fourth quarter of 2012 includes after-tax charges of $371 million from net litigation expense, $306 million associated with the acquisition of Synthes, Inc., $73 million associated with the DePuy ASR™ Hip program and $59 million from impairment of in-process research and development.
[6]	The third quarter of 2012 includes after-tax charges of $135 million associated with the acquisition of Synthes, Inc., $340 million from impairment of in-process research and development, $70 million associated with net litigation expense, and $24 million associated with the DePuy ASR™ Hip program.
[7]	The second quarter of 2012 includes after-tax charges of $717 million for asset write-downs, $611 million from net litigation expense, $564 million associated with the acquisition of Synthes, Inc. and $344 million from impairment of in-process research and development.
[8]	The first quarter of 2012 includes an after-tax gain of $106 million from currency and costs associated with the acquisition of Synthes, Inc.